Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Interest capitalized	$ 4.3	$ 2.6	$ 1.2
Depreciation and amortization	95.8	91.5	85.6
Amortization expense related to computer software costs	18.0	13.0	11.7
Unamortized balance of computer software to be sold, leased or marketed	134.3	106.9
Repairs and maintenance expense	$ 21.6	$ 17.8	$ 19.3